SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Useful lives, and impairment (Details) - USD ($)		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2020
Property, Plant and Equipment
Estimated useful life (in years)		2 to 10 years
Impairment of goodwill		$ 0
Impairment of indefinite lived intangible		0
Impairment of long lived held for use		$ 0
Customer relationships
Property, Plant and Equipment
Amortization term (in years)		10 years
Other intangible assets
Property, Plant and Equipment
Impairment of indefinite lived intangible	$ 0
Minimum
Property, Plant and Equipment
Useful life (in years)		3 years
Maximum
Property, Plant and Equipment
Useful life (in years)		15 years